SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of computation of basic and diluted net income per share

	Years Ended December 31,
	2018	2017	2016
	(In millions, except per share amounts)
Numerator:
Income from continuing operations	$945.5	$769.2	$480.2
Less: Income attributable to non-controlling interest	—	—	1.8
Less: Accretion of redeemable non-controlling interest	—	—	83.5
Income from continuing operations attributable to common stockholders	945.5	769.2	394.9
Income from discontinued operations, net of tax	17.6	19.5	37.4
Net income attributable to common stockholders	$963.1	$788.7	$432.3

Denominator:
Weighted average shares, basic	54.9	55.7	58.6
Weighted average effect of dilutive securities:
Net effect of dilutive stock options and unvested restricted stock	0.2	0.2	0.3
Denominator for diluted calculation	55.1	55.9	58.9

Basic income attributable to common stockholders per share:
Income from continuing operations	$17.24	$13.82	$6.73
Income from discontinued operations	$0.32	$0.35	$0.64
Net income attributable to common stockholders per share	$17.56	$14.17	$7.37

Diluted income attributable to common stockholders per share:
Income from continuing operations	$17.17	$13.75	$6.71
Income from discontinued operations	$0.32	$0.35	$0.63
Net income attributable to common stockholders per share	$17.49	$14.10	$7.34